ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other

December 31,	2015	2014
(millions of Canadian dollars)
Unbilled revenues	2,476	2,218
Trade receivables	1,079	1,168
Taxes receivable	175	522
Regulatory assets	216	567
Short-term portion of derivative assets (Note 24)	791	568
Prepaid expenses and deposits	181	103
Current deferred income taxes (Note 25)	367	245
Dividends receivable	26	26
Other	164	129
Allowance for doubtful accounts	(45)	(42)
	5,430	5,504